Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 97.3%
ARGENTINA — 2.4%
MercadoLibre, Inc.*	90,021	$151,181,267
BRAZIL — 7.5%
B3 SA - Brasil Bolsa Balcao	24,488,900	57,470,163
Banco Bradesco SA ADR	14,499,748	55,534,035
Petroleo Brasileiro SA ADR	20,554,887	212,537,531
Petroleo Brasileiro SA ADR	6,186,667	61,866,670
StoneCo Ltd., Class A *	504,105	17,502,526
Vale SA ADR	5,023,721	70,080,908
		474,991,833
CANADA — 0.0%(1)
Valeura Energy, Inc.*	4,672,400	1,623,130
CHILE — 1.0%
Lundin Mining Corp.	8,694,320	62,533,756
CHINA — 28.8%
Alibaba Group Holding Ltd.*	15,251,820	282,371,292
BeiGene Ltd. ADR*	126,448	45,900,624
Brilliance China Automotive Holdings Ltd.*(a)	35,694,000	16,735,897
Burning Rock Biotech Ltd. ADR*	1,232,049	22,029,036
China Merchants Bank Co., Ltd., Class H	19,602,000	155,995,615
Contemporary Amperex Technology Co., Ltd., Class A	1,496,843	121,272,459
Dada Nexus Ltd. ADR*	1,087,973	21,802,979
Geely Automobile Holdings Ltd.	24,535,000	70,430,381
Haier Smart Home Co., Ltd., Class H	14,866,480	51,971,105
HUYA, Inc. ADR*	1,847,930	15,411,736
JD.com, Inc., Class A *	1,622,152	58,482,370
KE Holdings, Inc. ADR*	718,615	13,121,910
Kingsoft Cloud Holdings Ltd. ADR*	1,175,442	33,288,517
Kuaishou Technology*	2,642,200	28,199,399
Li Ning Co., Ltd.	5,785,000	66,676,413
Lufax Holding Ltd. ADR*	4,240,521	29,598,837
Meituan, Class B *	4,661,900	148,814,608
Midea Group Co., Ltd., Class A	3,150,370	33,874,788
Minth Group Ltd.	6,962,000	23,817,453
Ping An Bank Co., Ltd., Class A	19,425,250	53,629,607
Ping An Insurance Group Co. of China Ltd., Class H	17,167,500	117,415,017
Shenzhou International Group Holdings Ltd.	2,515,000	53,377,030
Tencent Holdings Ltd.	4,334,400	258,758,298
Tencent Music Entertainment Group ADR*	3,258,592	23,624,792
Yatsen Holding Ltd. ADR*	1,337,823	5,097,106
Zai Lab Ltd. ADR*	444,693	46,866,195
Zijin Mining Group Co., Ltd., Class H	23,218,000	28,197,419
		1,826,760,883
INDIA — 15.0%
HDFC Life Insurance Co., Ltd.	8,501,790	82,548,451
Housing Development Finance Corp., Ltd.	4,319,508	159,639,940
ICICI Lombard General Insurance Co., Ltd.	1,460,056	31,184,076
IDFC First Bank Ltd.*	69,540,491	44,291,204
Mahindra & Mahindra Ltd.	3,430,557	36,942,623
Maruti Suzuki India Ltd.	398,426	39,298,279
Piramal Enterprises Ltd.	1,696,175	58,973,029
Reliance Industries Ltd.	7,497,733	253,759,360
Tata Consultancy Services Ltd.	1,980,639	100,375,338
Tech Mahindra Ltd.	4,666,673	86,398,944
UltraTech Cement Ltd.	573,255	56,881,814
		950,293,058

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
INDONESIA — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	230,165,663	$61,349,916
MEXICO — 2.2%
Cemex SAB de CV, Participating Certificates ADR*	8,072,057	57,876,649
Grupo Financiero Banorte SAB de CV, Class O	7,775,716	49,834,046
Wal-Mart de Mexico SAB de CV	10,273,528	34,814,974
		142,525,669
PANAMA — 0.8%
Copa Holdings SA, Class A *	613,899	49,959,101
POLAND — 1.4%
Allegro.eu SA*	3,717,023	54,064,940
KGHM Polska Miedz SA	848,001	33,403,930
		87,468,870
RUSSIA — 8.3%
Magnit PJSC GDR Reg S	1,902,505	32,077,796
MMC Norilsk Nickel PJSC ADR	5,624,596	167,078,039
Moscow Exchange MICEX-RTS PJSC	15,458,860	36,816,882
Ozon Holdings PLC ADR*	767,800	38,735,510
Sberbank of Russia PJSC ADR	13,420,862	250,212,472
		524,920,699
SOUTH AFRICA — 1.9%
Naspers Ltd., N Shares	751,682	124,237,827
SOUTH KOREA — 12.3%
Coupang, Inc.*	1,056,933	29,435,584
Doosan Bobcat, Inc.*	919,829	30,667,890
Hyundai Motor Co.	612,426	101,947,815
LG Chem Ltd.	171,951	111,522,314
NAVER Corp.	168,066	54,531,865
Samsung Electronics Co., Ltd.	4,341,930	269,176,218
Samsung SDI Co., Ltd.	199,226	118,882,170
SK Hynix, Inc.	788,003	67,458,050
		783,621,906
TAIWAN — 13.0%
MediaTek, Inc.	4,141,000	133,288,403
Sea Ltd. ADR*	322,740	102,866,920
Taiwan Semiconductor Manufacturing Co., Ltd.	28,403,310	587,439,740
		823,595,063
ZAMBIA — 1.7%
First Quantum Minerals Ltd.	5,771,662	106,857,314
Total Common Stocks
(cost $4,570,211,911)		6,171,920,292
PREFERRED STOCKS — 2.5%
BRAZIL — 0.8%
Raizen SA 0.23%	37,520,510	48,986,977
SOUTH KOREA — 1.7%
Samsung Electronics Co., Ltd. 4.00%	1,835,973	107,108,293
Total Preferred Stocks
(cost $108,102,424)		156,095,270
TOTAL INVESTMENTS — 99.8%
(cost $4,678,314,335)		$6,328,015,562
Other assets less liabilities — 0.2%		15,247,356
NET ASSETS — 100.0%		$6,343,262,918

(1)	Amount rounds to less than 0.1%.
(a)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At September 30, 2021, the net value of these securities was $32,077,796 representing 0.5% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,471,516,755	$4,683,667,640	$16,735,897	$6,171,920,292
Preferred Stocks**	48,986,977	107,108,293	–	156,095,270
Total	$1,520,503,732	$4,790,775,933	$16,735,897	$6,328,015,562

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.